Cover	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2024
Entity Registrant Name	NantHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37792
Entity Tax Identification Number	27-3019889
Entity Address, Address Line One	760 W Fire Tower Rd, Suite 107
Entity Address, City or Town	Winterville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28590
City Area Code	855
Local Phone Number	949-6268
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	-
Trading Symbol	-
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001566469